Contact:
Melissa A. Rosal
Vice President
312-325-8904
melissa.rosal@usbank.com
Distribution Date:
18-Dec-06
Determination Date:
13-Dec-06
Record Date:
15-Dec-06
Last Payment Date:
14-Nov-06 (Closing Date)
Payment Date:
18-Dec-06
(i/ii)
Original
Beginning
Prior Interest
Interest
Ending
Note
Note
Principal
Interest
Shortfall
Shortfall
Total
Note
Ending
Class
Cusip
Face Value
Balance
Distribution
Distribution
Amount
Amount
Distribution
Balance
Note Factor
A-1 059484AA3 $596,000,000.00 $596,000,000.00 $141,893,322.39 $3,010,864.52 $0.00 $0.00 $144,904,186.91 $454,106,677.61 0.76192396
A-2 059484AB1 $484,000,000.00 $484,000,000.00 $0.00 $2,422,688.89 $0.00 $0.00 $2,422,688.89 $484,000,000.00 1.00000000
A-3 059484AC9 $354,000,000.00 $354,000,000.00 $0.00 $1,731,846.67 $0.00 $0.00 $1,731,846.67 $354,000,000.00 1.00000000
A-4 059484AD7 $124,800,000.00 $124,800,000.00 $0.00 $609,370.67 $0.00 $0.00 $609,370.67 $124,800,000.00 1.00000000
B 059484AE5 $32,600,000.00 $32,600,000.00 $0.00 $164,412.67 $0.00 $0.00 $164,412.67 $32,600,000.00 1.00000000
C 059484AF2 $24,500,000.00 $24,500,000.00 $0.00 $127,495.28 $0.00 $0.00 $127,495.28 $24,500,000.00 1.00000000
R N/A $0.00 $0.00 $0.00 $4,907,719.90 $0.00 $0.00 $4,907,719.90 $0.00 0.00000000
Total $1,615,900,000.00 $1,615,900,000.00 $141,893,322.39 $12,974,398.60 $0.00 $0.00 $154,867,720.99 $1,474,006,677.61
AMOUNTS PER $1,000 UNIT
INTEREST RATES
(i/vii)
Beginning
Interest
Ending
Note
Principal
Interest
Carry-forward
Total
Note
Class
Balance
Distribution
Distribution
Amount
Distribution
Balance
Class
Interest Rate
A-1 $1,000.00000000 $238.07604428 $5.05178611 $0.00000000 $243.12783039 $761.92395572 A-1 5.34895%
A-2 $1,000.00000000 $0.00000000 $5.00555556 $0.00000000 $5.00555556 $1,000.00000000 A-2 5.30000%
A-3 $1,000.00000000 $0.00000000 $4.89222223 $0.00000000 $4.89222223 $1,000.00000000 A-3 5.18000%
A-4 $1,000.00000000 $0.00000000 $4.88277780 $0.00000000 $4.88277780 $1,000.00000000 A-4 5.17000%
B $1,000.00000000 $0.00000000 $5.04333344 $0.00000000 $5.04333344 $1,000.00000000 B 5.34000%
C $1,000.00000000 $0.00000000 $5.20388898 $0.00000000 $5.20388898 $1,000.00000000 C 5.51000%
Banc of America Securities Auto Trust 2006-G1
Statement to Noteholders and Residual Interest Holders
Section 7.4 of the Indenture, dated November 14, 2006

Contact:
Melissa A. Rosal
Vice President
312-325-8904
melissa.rosal@usbank.com
Distribution Date:
18-Dec-06
Determination Date:
13-Dec-06
Record Date:
15-Dec-06
Last Payment Date:
14-Nov-06 (Closing Date)
Payment Date:
18-Dec-06
Banc of America Securities Auto Trust 2006-G1
Statement to Noteholders and Residual Interest Holders
Section 7.4 of the Indenture, dated November 14, 2006
(iii) Beginning YSOC Amount 70,250,841.58
Ending YSOC Amount 60,918,188.71
Targeted Overcollateralization Amount 20,171,404.10
(iv) First Allocation of Principal 84,793,322.39
Second Allocation of Principal 32,600,000.00
Regular Allocation of Principal 24,500,000.00
(v/xi) Original Pool Balance 1,702,518,528.01
Beginning Pool Balance for Period 1,702,518,528.01
Beginning Adjusted Pool Balance 1,632,267,686.43
Ending Pool Balance for Period 1,555,096,270.42
Ending Adjusted Pool Balance 1,494,178,081.71
Ending Pool Factor 0.9134093
Ending Pool Balance per $1000 of the Initial Note Balance 962.37160123
(vi) Paid Servicing Fee (1.01%) 2,801,535.62
to Master Servicer (0.01%) 27,737.97
to Servicer (1.00%) 2,773,797.65
Unpaid Servicing Fee 0.00
Change in Unpaid Servicing Fee from prior payment date 0.00
(viii)
Amounts Paid for Repurchased Receivables by the Master Servicer,
the Seller, Bank of America, GMAC and CARI
412,420.62
(ix) Delinquent Receivables Number of loans Balance
31-60 2,101 27,905,985.43
61-90 218 2,792,940.03
>90 9 136,699.79
Total Delinquent Recievables 2,328 30,835,625.25
Aggregate Defaulted Receivables for collection period 41 717,839.50
Aggregate Liquidation Proceeds for collection period 41 454,637.93

Contact:
Melissa A. Rosal
Vice President
312-325-8904
melissa.rosal@usbank.com
Distribution Date:
18-Dec-06
Determination Date:
13-Dec-06
Record Date:
15-Dec-06
Last Payment Date:
14-Nov-06 (Closing Date)
Payment Date:
18-Dec-06
Banc of America Securities Auto Trust 2006-G1
Statement to Noteholders and Residual Interest Holders
Section 7.4 of the Indenture, dated November 14, 2006
(x) Aggregate Net Loss for collection period 263,201.57
Cumulative Net Loss at period end 263,201.57
(xii)
Beginning of Period
Weighted average interest rate
(1)
4.17%
Weighted average months to maturity 39.19
End of Period
Weighted average interest rate
(1)
4.22%
Weighted average months to maturity 37.75
(xiii) Number of Days in Collection Period 61
Number of Days in Interest Period (A-1) 34
Number of Days in Interest Period (A-2 through B) 34
(xiv) Total Collections plus Repurchase Amounts 157,362,971.29
Investment Earnings on Collections 306,285.33
Total Available Collections 157,669,256.62
(xv)
Fees Expenses and Indemnities:
Indenture Trustee Fee and Expense
0.00
Owner Trustee Fee and Expense 0.00
Master Servicer Fee and Expense (net of servicing fees above) 0.00
(1) WA Interest Rate is weighted by contract principal balance and the number of remaining payments

RECONCILIATION REPORT
Distribution Date 18-Dec-06
DEAL NAME: Banc of America Securities Auto Trust 2006-G1
I. CASH RECONCILIATION
A. Computed Information
Total
Total Collections - per Servicer Report 157,669,256.62
B. Cash Receipts from Servicer, net of servicer fees 157,669,256.62
Difference between A and B 0.00
II. DISTRIBUTION SUMMARY AND RECONCILIATION
A. Amounts Distributed (PSA Section 4.02):
Servicer Fee 2,773,797.65
Master Servicing Fee 27,737.97
Indenture Trustee Fee 0.00
Owner Trustee Fee 0.00
Total Noteholder and Residual Interestholder Payments 154,867,720.99
Total Amount Distributed: 157,669,256.62
B. Amounts Available:
Cash Receipts from Servicer, net of service fees 157,669,256.62
157,669,256.62
Difference between A and B 0.00